Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss	$ 9,670
Interest carryforward	15,206
Investment in partnerships	120,706
Other	132
Total deferred tax assets	145,714
Valuation Allowance	(145,668)	$ (1,828)
Total deferred tax assets net of valuation allowance	46
Other	46
Total Deferred Tax Liabilities	46
Net Deferred Tax Asset / Liabilities	$ 0